SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Organization
Number of Portfolio Funds	8	8
Number of classes of units	6
Number of classes of units that are subject to different Sponsor fees	6
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0	$ 0	$ 0
Subscriptions
Notice period for subscription of units	8 days
Redemptions and Exchanges
Notice period for redemption or exchange of units	8 days
Minimum exchange amount	$ 10,000
Minimum
Dissolution of the Fund
Number of managers to remain to avoid dissolution of the fund	1
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%